Depreciation of Revenue Earning Equipment and Lease Charges (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of revenue earning equipment	$ 573,000,000	$ 531,400,000	$ 2,165,200,000	$ 1,921,800,000	$ 1,747,000,000
Adjustment of depreciation upon disposal of revenue earning equipment	(1,300,000)	(39,400,000)	(96,800,000)	(112,200,000)	42,900,000
Rents paid for vehicles leased	15,300,000	23,100,000	79,800,000	96,100,000	78,200,000
Total	$ 587,027,000	$ 515,106,000	$ 2,148,158,000	$ 1,905,739,000	$ 1,868,147,000